As filed with the Securities and Exchange Commission on September 16, 2010
                                                     File Nos. 333-92935 and 811-09729

 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 470	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 470	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONALTRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On September 24, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 470 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 24, 2010, the effectiveness of the registration statement for the iShares MSCI China Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 369 on January 22, 2010 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 396 filed on April 6, 2010, in Post-Effective Amendment No. 414 on April 30, 2010, in Post-Effective Amendment No. 435 on May 28, 2010, in Post-Effective Amendment No. 440 on June 24, 2010, in Post-Effective Amendment No. 455 on July 22, 2010, and in Post-Effective Amendment No. 461 on August 19, 2010, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 470 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 369.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 470 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of September 2010.

By:
Michael Latham*
President and Trustee

Date: September 16, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 470 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Michael Latham*
President and Trustee

Date: September 16, 2010

John E. Martinez*
Trustee

Date: September 16, 2010

George G. C. Parker*
Trustee

Date: September 16, 2010

Cecilia H. Herbert*
Trustee

Date: September 16, 2010

Charles A. Hurty*
Trustee

Date: September 16, 2010

John E. Kerrigan*
Trustee

Date: September 16, 2010

Robert H. Silver*
Trustee

Date: September 16, 2010

Darrell Duffie*
Trustee

Date: September 16, 2010

Robert S. Kapito*
Trustee

Date: September 16, 2010

/s/ Jack Gee
Jack Gee
Treasurer

Date: September 16, 2010

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: September 16, 2010

*
Power of Attorney, each dated May 26, 2010, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, J. Darrell Duffie, Jack Gee and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 444, filed June 28, 2010.